Share capital - Stock options and compensation expense narrative (Details) $ / shares in Thousands			12 Months Ended
	Jun. 08, 2016	May 02, 2016 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CAD ($) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2014 shares
Disclosure of stock options granted [Line Items]
Expense from share-based payment transactions with employees			$ 4,242,000		$ 1,383,000
Increase (decrease) in percent of share options issued in share-based payment arrangement	12.50%
Number of share options issued and outstanding in share-based payment arrangement | $ / shares							84,052
Number of share options available for issue in share-based payment arrangement | $ / shares			10,504	10,504
Number of share options outstanding in share-based payment arrangement					4,052,000	4,052,000	4,680		4,864,000	4,052,000	2,713,000
Percent of share options outstanding in share-based payment arrangement			5.60%	5.60%
Number of share options granted pursuant to Section 613(c) of TSX manual in share-based payment arrangement		200,000	0	0	200,000	200,000
Weighted average exercise price of share options granted pursuant to Section 613 (c) of TSX manual in share-based payment arrangement (in dollars per share)				$ 0.00		$ 3.66
Information About How Expected Ten Percent Increase in Volatility, Would Increase On Share Options Granted, Expense Amount								$ 262,000
Information About How Expected Ten Percent Decrease in Volatility, Would Decrease On Share Options Granted, Expense Amount								$ 287,000
Share options pursuant to Section 613(c) of TSX manual in share-based payment arrangement vesting period		36 months
Share options pursuant to Section 613(c) of TSX manual in share-based payment arrangement expiration period		5 years
Number of share options exercised pursuant to Section 613(c) of TSX manual in share-based payment arrangement | shares			16,000	16,000
Shares issued pursuant to Section 613(c) of TSX manual in share-based payment arrangement outstanding | shares									184,000
Bottom of range
Disclosure of stock options granted [Line Items]
Percent of share options issued in share-based payment arrangement	10.00%
Top of range
Disclosure of stock options granted [Line Items]
Percent of share options issued in share-based payment arrangement	12.50%
United States of America, Dollars
Disclosure of stock options granted [Line Items]
Weighted average exercise price of share options granted pursuant to Section 613 (c) of TSX manual in share-based payment arrangement (in dollars per share)		$ 2.92
Canada, Dollars
Disclosure of stock options granted [Line Items]
Weighted average exercise price of share options granted pursuant to Section 613 (c) of TSX manual in share-based payment arrangement (in dollars per share)		$ 3.66
Research and Development Expense
Disclosure of stock options granted [Line Items]
Expense from share-based payment transactions with employees			$ 993,000		$ 330,000
Corporate, Administration and Business Development Expense
Disclosure of stock options granted [Line Items]
Expense from share-based payment transactions with employees			$ 3,249,000		$ 1,053,000